Non-Controlling Interests	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Non-Controlling Interests
30. Non-Controlling Interests

Set out below is information about our subsidiaries with non-controlling interests and the non-controlling interest balances included in equity.

(CAD$ in millions)	Principal Place of Business	Percentage of Ownership Interest and Voting Rights Held by Non-Controlling Interest	December 31, 2024	December 31, 2023
Quebrada Blanca (a)	Region I, Chile	40%	$889	$1,104
Carmen de Andacollo	Region IV, Chile	10%	30	18
Elkview Mine Limited Partnership (b)	British Columbia, Canada	5%	—	126
Compañía Minera Zafranal S.A.C. (c)	Arequipa Region, Peru	20%	100	56
			$1,019	$1,304

a) Quebrada Blanca

The non-controlling interest in QBSA consists of SMM/SC, who subscribed for a 30% indirect interest in QBSA in 2019, and Codelco, a Chilean state-owned company that holds a 10% preference share interest. Codelco’s interest in QBSA does not require Codelco to make contributions toward QBSA’s capital spending.

The following is the summarized financial information for Quebrada Blanca before intra-group eliminations. Quebrada Blanca has non-controlling interests that are considered material to our consolidated financial statements.
30. Non-Controlling Interests (continued)

(CAD$ in millions)	December 31, 2024	December 31, 2023
Summarized balance sheet
Current assets	$1,492	$1,025
Current liabilities	1,286	1,576
Current net assets (liabilities)	206	(551)

Non-current assets	23,244	20,931
Non-current liabilities	17,358	14,378
Non-current net assets	5,886	6,553
Net assets	$6,092	$6,002

Accumulated non-controlling interests	$889	$1,104

Summarized statement of comprehensive income (loss)
Revenue	$2,376	$595

Loss for the period	(1,200)	(465)
Other comprehensive income (loss)	219	(76)
Total comprehensive loss	$(981)	$(541)

Loss allocated to non-controlling interests	$(462)	$(188)

Summarized cash flows
Cash flows provided by (used in) operating activities	$554	$(506)
Cash flows used in investing activities	(1,407)	(3,203)
Cash flows provided by financing activities	841	3,751
Effect of exchange rates on cash and cash equivalents	9	(4)
Increase (decrease) in cash and cash equivalents	$(3)	$38

b) Elkview Mine Limited Partnership

Teck’s ownership interest in Elkview Mine Limited Partnership was sold in 2024 as part of the sale of the steelmaking coal business (Note 5).

c) Compañía Minera Zafranal S.A.C.

The majority of the net assets of the Zafranal copper-gold project located in the Arequipa Region of Peru relate to exploration and evaluation assets.